Consolidated Balance Sheets (Parenthetical) - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Financial Position [Abstract]
Accumulated depreciation	$ 105,574	$ 11,822	$ 0
Preferred stock, par value	$ .001	$ .001	$ 0.001
Preferred stock, shares authorized	25,000,000	25,000,000	25,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ .001	$ .001	$ 0.001
Common stock, shares authorized	1,000,000,000	1,000,000,000	1,000,000,000
Common stock, shares issued	138,099,417	95,581,382	64,630,548
Common stock, shares outstanding	138,099,417	95,581,382	64,630,548